Condensed Parent Company Only Financial Statements: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and due from banks	$ 31,563	$ 44,389
Total assets	967,689	1,040,820
Liabilities
Dividends payable - common	180	176
Subordinated debentures	10,310	10,310
Total liabilities	862,690	922,337
Equity:
Preferred stock
Common stock	79	79
Common stock warrants	556	556
Additional paid-in capital	76,288	75,967
Retained earnings	41,829	39,591
Accumulated other comprehensive income	9,723	7,366
Total stockholders' equity	104,999	118,483	111,444	79,949
Total liabilities and stockholders' equity	967,689	1,040,820
Preferred stock [Member]
Equity:
Treasury stock	(18,400)
Common stock [Member]
Equity:
Treasury stock	(5,076)	(5,076)
Total stockholders' equity	79	79	77	41
HopFed [Member]
Assets:
Cash and due from banks	2,863	17,602
Investment in subsidiary	113,131	111,912
Prepaid expenses and other assets	707	841
Total assets	116,701	130,355
Liabilities
Unrealized loss on derivative	1,126	1,297
Dividends payable - common	180	176
Interest payable	86	89
Subordinated debentures	10,310	10,310
Total liabilities	11,702	11,872
Equity:
Preferred stock
Common stock	79	79
Common stock warrants	556	556
Additional paid-in capital	76,288	75,967
Retained earnings	41,829	39,591
Accumulated other comprehensive income	9,723	7,366
Total stockholders' equity	104,999	118,483
Total liabilities and stockholders' equity	116,701	130,355
HopFed [Member] | Preferred stock [Member]
Equity:
Treasury stock	(18,400)
HopFed [Member] | Common stock [Member]
Equity:
Treasury stock	$ (5,076)	$ (5,076)